UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Sandler Capital Management

Address:  711 Fifth Avenue
          15th Floor
          New York, New York 10022

13F File Number: 28-06285

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Andrew Sandler
Title:    Managing Director
Phone:    212-754-8100

Signature, Place and Date of Signing:


 /s/ Andrew Sandler                New York, New York          February 17, 2009
-------------------              ----------------------        -----------------
     [Signature]                    [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       2

Form 13F Information Table Entry Total: 34

Form 13F Information Table Value Total: $345,832
                                        (thousands)

List of Other Included Managers:

No.  Form 13F File Number          Name
1.   28-10539                      Sandler Associates
2.   28-10540                      Sandler Offshore Fund, Inc.

                                                     FORM 13F INFORMATION TABLE
                                                     Sandler Capital Management
                                                         December 31, 2008
COLUMN 1                         COLUMN  2     COLUMN 3   COLUMN 4       COLUMN 5      COLUMN 6       COL 7        COLUMN 8

                                                           VALUE    SHRS OR SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x1000)  PRN AMT PRN CALL  DISCRETION      MNGRS  SOLE  SHARED   NONE
--------------                --------------    -----      -------  ------- --- ----  ----------      -----  ----  ------   ----
AECOM TECHNOLOGY CORP DELAWA  COM              00766T100    3589     116800 SH        SHARED-DEFINED  1, 2   0      116800  0
ARBINET THEXCHANGE INC        COM              03875P100     107      71500 SH        SHARED-DEFINED  1, 2   0       71500  0
AVON PRODS INC                COM              054303102    3605     150000 SH  PUT   SHARED-DEFINED  1, 2   0      150000  0
BECKMAN COULTER INC           COM              075811109    3432      78100 SH        SHARED-DEFINED  1, 2   0       78100  0
BLOCK H & R INC               COM              093671105    3615     159100 SH  PUT   SHARED-DEFINED  1, 2   0      159100  0
BROADCOM CORP                 CL A             111320107    1697     100000 SH  PUT   SHARED-DEFINED  1, 2   0      100000  0
BUNGE LIMITED                 COM              G16962105    9578     185000 SH  PUT   SHARED-DEFINED  1, 2   0      185000  0
CABLEVISION SYS CORP          CL A NY CABLVS   12686C109   10889     646623 SH        SHARED-DEFINED  1, 2   0      646623  0
CEMEX S.A.B DE CV             SPON ADR NEW     151290889    3298     360800 SH        SHARED-DEFINED  1, 2   0      360800  0
CEMEX S.A.B DE CV             SPON ADR NEW     151290889    3284     359300 SH  PUT   SHARED-DEFINED  1, 2   0      359300  0
CITRIX SYS INC                COM              177376100    3279     139100 SH        SHARED-DEFINED  1, 2   0      139100  0
CLEAN HARBORS INC             COM              184496107   10785     170000 SH  PUT   SHARED-DEFINED  1, 2   0      170000  0
CME GROUP INC                 COM              12572Q105    3080      14800 SH        SHARED-DEFINED  1, 2   0       14800  0
FIDELITY NATIONAL FINANCIAL   CL A             31620R105    5538     312000 SH        SHARED-DEFINED  1, 2   0      312000  0
HAYES LEMMERZ INTL INC        COM NEW          420781304     173     385000 SH        SHARED-DEFINED  1, 2   0      385000  0
INTERCONTINENTALEXCHANGE INC  COM              45865V100    3660      44400 SH        SHARED-DEFINED  1, 2   0       44400  0
INTEROIL CORP                 COM              460951106    1375     100000 SH  PUT   SHARED-DEFINED  1, 2   0      100000  0
ISHARES TR                    S&P 100 IDX FD   464287101  125811    2912300 SH        SHARED-DEFINED  1, 2   0     2912300  0
LENDER PROCESSING SVCS INC    COM              52602E102    2907      98700 SH        SHARED-DEFINED  1, 2   0       98700  0
MEDIS TECHNOLOGIES LTD        COM              58500P107     129     286338 SH        SHARED-DEFINED  1, 2   0      286338  0
MEDIS TECHNOLOGIES LTD        COM              58500P107     262     581900 SH  PUT   SHARED-DEFINED  1, 2   0      581900  0
MIDCAP SPDR                   UNIT SER 1       595635103   66428     683700 SH        SHARED-DEFINED  1, 2   0      683700  0
NEOGEN CORP                   COM              640491106    2450      98096 SH        SHARED-DEFINED  1, 2   0       98096  0
OPNET TECHNOLOGIES INC        COM              683757108     655      66400 SH        SHARED-DEFINED  1, 2   0       66400  0
RCN CORP                      COM NEW          749361200     647     109700 SH        SHARED-DEFINED  1, 2   0      109700  0
SPDR TR                       UNIT SER 1       78462F103   21658     240000 SH  CALL  SHARED-DEFINED  1, 2   0      240000  0
SPDR GOLD TRUST               GOLD SHS         78463V107   25956     300000 SH  PUT   SHARED-DEFINED  1, 2   0      300000  0
SPDR SERIES TRUST             KBW REGN BK ETF  78464A698    7261     249000 SH        SHARED-DEFINED  1, 2   0      249000  0
SOLUTIA INC                   COM NEW          834376501     104      23000 SH        SHARED-DEFINED  1, 2   0       23000  0
UNDER ARMOUR INC              CL A             904311107    1788      75000 SH  PUT   SHARED-DEFINED  1, 2   0       75000  0
UNITED PARCEL SERVICE INC     CL B             911312106    2598      47100 SH        SHARED-DEFINED  1, 2   0       47100  0
USANA HEALTH SCIENCES INC     COM              90328M107   12097     353300 SH  PUT   SHARED-DEFINED  1, 2   0      353300  0
WAL MART STORES INC           COM NEW          931142103    2652      47300 SH        SHARED-DEFINED  1, 2   0       47300  0
WARNACO GROUP INC             COM NEW          934390402    1445      73600 SH        SHARED-DEFINED  1, 2   0       73600  0

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